Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance, at Dec. 31, 2017	$ 18,330	$ 11,202,396	$ 2,597,031	$ 25,292,402	$ 80,868	$ 922,713	$ 40,113,740
Balance, (in Shares) at Dec. 31, 2017	18,329,600
Net income				16,092,538		208,593	16,301,131
Foreign currency translation adjustment					(2,673,157)	(68,126)	(2,741,283)
Distribution of dividend to noncontrolling investor						(355,232)	(355,232)
Transfer to reserve			1,319,118	(1,319,118)
Balance, at Dec. 31, 2018	$ 18,330	11,202,396	3,916,149	40,065,822	(2,592,289)	707,948	53,318,356
Balance, (in Shares) at Dec. 31, 2018	18,329,600
Net income				13,056,011		118,114	13,174,125
Foreign currency translation adjustment					(819,455)	(8,876)	(828,331)
Distribution of dividend to noncontrolling investor						(213,722)	(213,722)
Capital increase from retained earnings		3,871,871		3,871,871
Transfer to reserve			1,902,181	(1,902,181)
Balance, at Dec. 31, 2019	$ 18,330	15,074,267	5,818,330	47,347,781	(3,411,744)	603,464	65,450,428
Balance, (in Shares) at Dec. 31, 2019	18,329,600
Net income				24,860,799		70,052	24,930,851
Foreign currency translation adjustment					5,869,150	(13,293)	5,855,857
Contribution from noncontrolling investor						363,232	363,232
Distribution of dividend to noncontrolling investor						(254,262)	(254,262)
Capital increase from retained earnings		3,411,331		(3,411,331)
Acquisition of noncontrolling interest		(61,115)				$ (769,193)	(830,308)
Transfer to reserve			1,942,896	(1,942,896)
Balance, at Dec. 31, 2020	$ 18,330	$ 18,424,483	$ 7,761,226	$ 66,854,353	$ 2,457,406		$ 95,515,798
Balance, (in Shares) at Dec. 31, 2020	18,329,600